Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 4,001	$ 3,648	$ 4,680
Net amortization of securities premiums	440	412	369
Realized losses on sales of investment securities	(2)	2	6
Equity in earnings of unconsolidated subsidiary, net of dividends of $47, $45 and $29	(190)	(204)	(234)
Net cash provided by operating activities	5,799	5,810	5,581
Purchases of: Securities available for sale	(45,446)	(87,319)	(87,131)
Proceeds from the maturity and principal repayments of available for sale investment securities	38,973	75,816	56,034
Proceeds from the maturity of interest bearing time deposits	598	249	249
Net cash (used in) provided by investing activities	(8,734)	(3,676)	(22,573)
Cash dividends	(3,707)	(3,724)	(3,648)
Purchase of treasury stock	(445)	(360)	(589)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	48	151	66
Net cash used in financing activities	(2,849)	(1,911)	5,890
Net (decrease) increase in cash and cash equivalents	(5,784)	223	(11,102)
Cash and cash equivalents at beginning of year	14,397	14,174	25,276
Cash and cash equivalents at end of year	8,613	14,397	14,174
Parent Company [Member]
Net income	4,001	3,648	4,680
Undistributed net income of subsidiary	391	(692)	(332)
Net amortization of securities premiums		2	2
Equity in earnings of unconsolidated subsidiary, net of dividends of $47, $45 and $29	(190)	(204)	(234)
(Increase) decrease in other assets	(42)	12	2
Increase (decrease) in taxes payable	87	127	68
Increase (decrease) in accounts payable and other liabilities	(7)	(2)	19
Net cash provided by operating activities	4,240	2,891	4,205
Purchases of: Securities available for sale	(252)		(50)
Proceeds from the maturity and principal repayments of available for sale investment securities	250	1,235
Net cash (used in) provided by investing activities	(2)	1,235	(50)
Cash dividends	(3,707)	(3,724)	(3,648)
Purchase of treasury stock	(445)	(360)	(589)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	48	151	66
Net cash used in financing activities	(4,104)	(3,933)	(4,171)
Net (decrease) increase in cash and cash equivalents	134	193	(16)
Cash and cash equivalents at beginning of year	231	38	54
Cash and cash equivalents at end of year	$ 365	$ 231	$ 38